Document and Entity Information	6 Months Ended
Sep. 30, 2022
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Skillful Craftsman Education Technology Ltd
Entity Central Index Key	0001782309
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	false